FOREIGN EXCHANGE POSITION (Details) - EUR (€) € in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 6,063	€ 6,493	€ 7,044
Fair value as of the balance sheet date of foreign currency total liabilities	€ 5,211	€ 5,544	€ 6,755